Other Financial Assets and Liabilities - Schedule of Financial Assets at Fair Value Through Profit or Loss (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Total	₩ 774,557	₩ 1,029,926
Less: Non-current	(709,412)	(826,708)
Current	65,145	203,218
Equity instruments (Listed)
Disclosure of financial assets [line items]
Total	3,562	5,620
Equity instruments (Unlisted)
Disclosure of financial assets [line items]
Total	46,955	47,227
Debt instruments
Disclosure of financial assets [line items]
Total	723,978	971,805
Derivatives held for trading
Disclosure of financial assets [line items]
Total	₩ 62	₩ 5,274